Employee Benefit Liabilities (Details) - Schedule of defined contribution plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Defined Contribution Plans Abstract
Expenses in respect of defined contribution plans	$ 115	$ 98	$ 52